Mezzanine and Stockholders’ Equity - Schedule of Activity Related to USARE LLC Warrants (Details) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
USARE LLC Series A Investor Warrants [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Units, Outstanding Beginning Balance	3,000
Weighted Average Exercise Price, Outstanding Beginning Balance (in Dollars per share) | $ / shares	$ 12
Intrinsic Value, Outstanding Beginning Balance (in Dollars) | $
Units, Issuance of warrants - additional Class A Preferred	2,279
Units, Conversion to Series A Preferred Investor Warrant	(5,279)
Units, Outstanding Ending Balance
Weighted Average Exercise Price, Outstanding Ending Balance (in Dollars per share) | $ / shares
Intrinsic Value, Outstanding Ending Balance (in Dollars) | $
USARE LLC Warrants to Acquire Class B Common Units [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Units, Outstanding Beginning Balance	8,315
Weighted Average Exercise Price, Outstanding Beginning Balance (in Dollars per share) | $ / shares	$ 0.24
Intrinsic Value, Outstanding Beginning Balance (in Dollars) | $	$ 16,000
Units, Cashless exercise to class B Common Units	(8,315)
Units, Outstanding Ending Balance
Weighted Average Exercise Price, Outstanding Ending Balance (in Dollars per share) | $ / shares
Intrinsic Value, Outstanding Ending Balance (in Dollars) | $
USARE LLC Warrants to Acquire Class C Preferred Units [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Units, Outstanding Beginning Balance	1,949
Weighted Average Exercise Price, Outstanding Beginning Balance (in Dollars per share) | $ / shares	$ 1.06
Intrinsic Value, Outstanding Beginning Balance (in Dollars) | $	$ 1,956
Units, Dividends	19
Weighted Average Exercise Price, Dividends (in Dollars per share) | $ / shares	$ 1.73
Units, Cashless exercise to class B Common Units	(1,968)
Units, Outstanding Ending Balance
Weighted Average Exercise Price, Outstanding Ending Balance (in Dollars per share) | $ / shares
Intrinsic Value, Outstanding Ending Balance (in Dollars) | $